Allowance for doubtful accounts and credit losses	12 Months Ended
Mar. 31, 2011
Allowance for doubtful accounts and credit losses

11. Allowance for doubtful accounts and credit losses:

An analysis of activity within the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Allowance for doubtful accounts at beginning of year	¥52,063	¥48,006	¥46,706	$562
Provision for doubtful accounts, net of reversal	(1,663)	1,905	1,806	22
Write-offs	(1,695)	(1,357)	(2,690)	(33)
Other	(699)	(1,848)	(1,775)	(21)

Allowance for doubtful accounts at end of year	¥48,006	¥46,706	¥44,047	$530

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments for the years ended March 31, 2009, 2010 and 2011.

A portion of the allowance for doubtful accounts balance at March 31, 2010 and 2011 totaling ¥32,971 million and ¥32,191 million ($387 million), respectively, is attributed to certain non-current receivable balances which are reported as other assets in the consolidated balance sheets.

An analysis of the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Allowance for credit losses at beginning of year	¥117,706	¥238,932	¥232,479	$2,796
Provision for credit losses	259,096	98,870	2,334	28
Charge-offs	(128,240)	(118,333)	(86,115)	(1,036)
Recoveries	11,447	16,137	18,268	220
Other	(21,077)	(3,127)	649	8

Allowance for credit losses at end of year	¥238,932	¥232,479	¥167,615	$2,016

The other amount primarily includes the impact of currency translation adjustments for the years ended March 31, 2009, 2010 and 2011.

An analysis of the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the year ended March 31, 2011 is as follows:

	Yen in millions
	For the year ended March 31, 2011
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	¥160,350	¥36,918	¥35,211
Provision for credit losses	(2,660)	6,023	2,098
Charge-offs	(68,122)	(2,820)	(5,885)
Recoveries	14,159	288	636
Other	(11,528)	(4,385)	(3,480)

Allowance for credit losses at end of year	¥92,199	¥36,024	¥28,580

	U.S. dollars in millions
	For the year ended March 31, 2011
	Retail	Finance leases	Wholesale and Other dealer loans
Allowance for credit losses at beginning of year	$1,929	$444	$423
Provision for credit losses	(32)	73	26
Charge-offs	(819)	(34)	(71)
Recoveries	170	3	8
Other	(139)	(53)	(42)

Allowance for credit losses at end of year	$1,109	$433	$344

The allowance for credit losses and the impaired finance receivables of the wholesale and other dealer loan receivables which are ¥10,885 million ($131 million) and ¥30,206 million ($363 million), respectively, are individually evaluated and recorded, and others are collectively evaluated.